OTHER OPERATING INCOME (EXPENSES) - Sale of assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
OTHER OPERATING INCOME (EXPENSES)
Tax credits arising from final court proceeding in favor of the Company and its subsidiary	R$ 1,660,295	R$ 435,698